Other operating expense (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Detailed Information on Other Operating Expense

	December 31, 2023	December 31, 2022
Net impairment loss on trade receivables	$1,498	$73
Restructuring and related costs	1,512	482
Acquisition related costs	773	2,857
	$3,783	$3,412